SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions			3 Months Ended	4 Months Ended	12 Months Ended
	Feb. 25, 2022 USD ($) $ / shares	Feb. 09, 2022 Agreement Building Vessel	Apr. 12, 2022 USD ($) Vessel	May 11, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($) Building Vessel	Dec. 31, 2020 Building
Vessels [Abstract]
Number of new buildings | Building					2
Number of vessels sold | Vessel					1
Proceeds from vessels sold | $					$ 14.3
Financing of 2022 Newbuildings [Member]
Vessels [Abstract]
Number of new buildings | Building						2
Subsequent Event [Member]
Vessels [Abstract]
Number of new buildings | Building		2
Number of time charter agreements | Agreement		2
Term of time charter agreement		6 years
Number of vessels to be delivered | Vessel		2
Number of vessels sold | Vessel			3
Proceeds from vessels sold | $			$ 46.4
Dividends [Abstract]
Dividend declare date	Feb. 25, 2022
Dividend declared (in dollars per share) | $ / shares	$ 0.01
Dividends | $	$ 2.0
Dividend paid date	Mar. 30, 2022
Subsequent Event [Member] | Financing of 2022 Newbuildings [Member]
Vessels [Abstract]
Number of vessels sold | Vessel				3
Proceeds from vessels sold | $			$ 43.8	$ 43.8